Investment in Associate - Additional Information (Detail) € in Thousands, $ in Millions			12 Months Ended
	Jan. 08, 2021 EUR (€)	Jan. 08, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of associates [line items]
Ownership			50.00%	50.00%
Share of profit/(loss) of associate | €			€ 12,041		€ (9,524)	€ (8,113)
Major business combination [member]
Disclosure of associates [line items]
Consideration received		$ 150.0
VISEN
Disclosure of associates [line items]
Ownership			43.93%	43.93%	50.00%
Consideration received				$ 40.0
Share of profit/(loss) of associate | €	€ 42,300
Proportion of voting rights held in associate			43.93%	43.93%
VISEN | Major business combination [member]
Disclosure of associates [line items]
Consideration received		$ 12.5